Summary of Significant Accounting Policies - Depreciation Periods (Table) (Details)	12 Months Ended
Dec. 31, 2016
Vessels
Property Plant And Equipment [Line Items]
Useful life assets	25 years
Computer equipment and software
Property Plant And Equipment [Line Items]
Useful life assets	5 years
Leasehold improvements
Property Plant And Equipment [Line Items]
Useful life assets	shorter of lease term or 6 years
Minimum | Port terminals
Property Plant And Equipment [Line Items]
Useful life assets	5 years
Minimum | Tanker vessels, barges and push boats
Property Plant And Equipment [Line Items]
Useful life assets	15 years
Minimum | Furniture, fixtures and equipment
Property Plant And Equipment [Line Items]
Useful life assets	3 years
Maximum | Port terminals
Property Plant And Equipment [Line Items]
Useful life assets	40 years
Maximum | Tanker vessels, barges and push boats
Property Plant And Equipment [Line Items]
Useful life assets	45 years
Maximum | Furniture, fixtures and equipment
Property Plant And Equipment [Line Items]
Useful life assets	10 years